Personnel expenses:	12 Months Ended
Dec. 31, 2021
Personnel expenses:
Personnel expenses:

9.   Personnel expenses:

The aggregate compensation to personnel of the Company for the years ended December 31, 2021 and 2020 is set out below:

	2021	2020

Short-term benefits	$8,382	$4,953
Stock-based compensation expense (recovery) - DSU plan	1,777	(993)
Stock-based compensation expense – Stock option plan	6,353	4,791
	$16,512	$8,751